Acquisitions, Assets and Liabilities Held for Sale, Licensing Agreements, Research and Development and Collaborative Arrangements, Equity-Method Investments and Cost-Method Investment - Anacor Pharmaceuticals, Inc. (Details) - USD ($)
$ / shares in Units, $ in Millions
			12 Months Ended
		Jun. 24, 2016	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Business Acquisition [Line Items]
Cash payments for acquisition, net of cash acquired	[1]		$ 18,368		$ 16,466		$ 195
Goodwill			$ 54,449	[2]	$ 48,242	[2]	$ 42,069
Anacor [Member]
Business Acquisition [Line Items]
Business acquisition, per share in cash (in dollars per share)		$ 99.25
Payments to acquire businesses, cash portion		$ 4,900
Cash payments for acquisition, net of cash acquired		4,500
Debt assumed		698
Indefinite-lived intangible assets		4,900
Goodwill		647
Net deferred tax liabilities		352
In Process Research and Development [Member] | Anacor [Member]
Business Acquisition [Line Items]
Indefinite-lived intangible assets		$ 4,800

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.